EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [line items]
Non-current assets	$ 92,295	$ 94,482
Non-current liabilities	39,241	42,672
Carrying value	21,244	19,547	$ 19,435
Investments accounted for using equity method
Investments [line items]
Current assets	3,392	3,374
Non-current assets	92,514	84,461
Current liabilities	8,042	10,931
Non-current liabilities	30,731	25,664
Net assets	57,133	51,240
Carrying value	21,244	19,547
Associates
Investments [line items]
Current assets	313	14
Non-current assets	6,652	419
Current liabilities	204	2
Non-current liabilities	3,246	0
Net assets	3,515	431
Carrying value	919	244
Associates | Office
Investments [line items]
Current assets	70
Non-current assets	1,145
Current liabilities	18
Non-current liabilities	810
Net assets	387
Carrying value	116
Associates | LP Investments
Investments [line items]
Current assets	243	14
Non-current assets	5,507	419
Current liabilities	186	2
Non-current liabilities	2,436	0
Net assets	3,128	431
Carrying value	803	244
Total for all joint ventures
Investments [line items]
Current assets	3,079	3,360
Non-current assets	85,862	84,042
Current liabilities	7,838	10,929
Non-current liabilities	27,485	25,664
Net assets	53,618	50,809
Carrying value	20,325	19,303
Total for all joint ventures | Office
Investments [line items]
Current assets	1,459	1,830
Non-current assets	47,732	46,485
Current liabilities	4,115	5,222
Non-current liabilities	14,440	14,455
Net assets	30,636	28,638
Carrying value	9,550	8,869
Total for all joint ventures | Retail
Investments [line items]
Current assets	854	815
Non-current assets	34,843	34,140
Current liabilities	3,153	3,571
Non-current liabilities	10,524	10,442
Net assets	22,020	20,942
Carrying value	10,261	9,823
Total for all joint ventures | LP Investments
Investments [line items]
Current assets	766	715
Non-current assets	3,287	3,417
Current liabilities	570	2,136
Non-current liabilities	2,521	767
Net assets	962	1,229
Carrying value	$ 514	$ 611